Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Jun. 30, 2024
Purchases of Equity Securities by the Issuer and Affiliated Purchasers
Purchases of Equity Securities by the Issuer and Affiliated Purchasers

E. Purchases of Equity Securities by the Issuer and Affiliated Purchasers

On July 22, 2022, our Board of Directors decided to establish the terms and conditions for the acquisition of the common shares issued by the Company (the “2022 Plan”), under the terms of Section 64 of the CML and the rules of the CNV, for a maximum amount of the investment up to ARS 1,000 million. Such repurchases were made with realized and liquid earnings pending of distribution of the Company and/or freely available reserves and/or facultative reserves.

As of September 21, 2022, we finalized the 2022 Plan having repurchased a total of 5,676,603 common shares, representing approximately 99.0% of the approved program and 0.96% of the share capital.

Period	Total Number of Common Shares Purchased(1)	Average Price Paid per Share	Total Number of ADS’s Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of the Publicly Announced Plan (2)	Maximum amount that may yet be purchased under the plan
		(ARS)		(USD)		(In million of ARS)
07/25/2022 – 07/31/2022	1,110,286	170.37	—	—	1,110,286	810.8
08/01/2022 – 08/23/2022	4,566,317	175.38	—	—	4,566,317	10.0
Total	5,676,603		—		5,676,603

__________________

(1)	As of the settlement date of transaction.
(2)	Correspond to the sum of common shares and ADS’s purchased. Each ADS represents 10 common shares.

On November 17, 2022, our Board of Directors decided to establish the terms and conditions for the acquisition of the common shares issued by the Company (the “2022 Plan II”), under the terms of Section 64 of the CML and the rules of the CNV, for a maximum amount of the investment up to ARS 4,000 million. Such repurchases were made with realized and liquid earnings pending of distribution of the Company and/or freely available reserves and/or facultative reserves.

As of January 17, 2024, we finalized the 2022 Plan II having repurchased a total of 13,474,104 common shares for the 2022 Plan II, representing approximately 99.94% of the approved program and 2.3% of the share capital.

Period	Total Number of Common Shares Purchased(1)	Average Price Paid per Share	Total Number of ADS’s Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of the Publicly Announced Plan (2)	Maximum amount that may yet be purchased under the plan
		(ARS)		(USD)		(In million of ARS)
11/17/2022 – 11/30/2022	862,151	182.53	—	—	862,151	3,842.6
12/01/2022 – 12/31/2022	2,554,578	195.86	—	—	2,554,578	3,342.3
01/01/2023 – 01/31/2023	2,408,630	254.61	—	—	2,408,630	2,729.0
01/02/2023 – 02/28/2023	1,988,045	262.85	—	—	1,988,045	2,206.5
01/03/2023 – 03/31/2023	4,857,108	277.30	—	—	4,857,108	859.6
01/01/2024 – 01/17/2024	803,592	1,066.88	—	—	803,592	2.3
Total	13,474,104	296.70	—	—	13,474,104

___________________

(1)	As of the settlement date of transaction.
(2)	Correspond to the sum of common shares and ADS’s purchased. Each ADS represents 10 common shares.

In April 2023, our Board of Directors, in accordance with the resolutions of the Shareholders’ Meeting dated April 27, 2023, decided the distribution among the shareholders, on a pro rata basis, of 12,670,512 common shares repurchased.

In addition, our Board of Directors, in accordance with the resolutions of the Shareholders’ Meeting dated October 5, 2023, decided the distribution among the shareholders, on a pro rata basis, of 5,791,355 common shares repurchased.

As of June 30, 2024, we own our shares in an amount equal to 0.3% of our capital stock, and as of October 21, 2024 we own our shares in an amount equal to 0.3% of our capital stock.